CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts payable, variable interest entities	$ 1,549,908	$ 434,626
Due to related parties, variable interest entities	369,983	89,728
Advance from customers, variable interest entities	6,960,857	8,142,177
Deferred revenue, variable interest entities	12,340,821	12,061,510
Accrued expenses and other current liabilities, variable interest entities	6,279,858	5,265,461
Deferred tax liabilities, variable interest entities	1,758,134	13,473
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized	875,000,000	875,000,000
Ordinary shares, issued	741,126,859	736,648,732
Ordinary shares, outstanding	735,913,039	732,409,792
Variable Interest Entities (VIEs)
Accounts payable, variable interest entities	1,538,665	425,845
Income taxes payable, variable interest entities	0	245,189
Due to related parties, variable interest entities	22,957	14,725
Advance from customers, variable interest entities	6,184,953	6,730,725
Deferred revenue, variable interest entities	12,340,821	12,061,510
Accrued expenses and other current liabilities, variable interest entities	1,680,767	1,281,439
Deferred tax liabilities, variable interest entities	$ 1,758,134	$ 13,473